Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	13 Months Ended	17 Months Ended	20 Months Ended	26 Months Ended	29 Months Ended	36 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Return Stacked(R) Global Stocks & Bonds ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		24.45%				21.28%
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%					18.66%
Return Stacked(R) Bonds & Managed Futures ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%						(0.67%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.25%			1.41%
Return Stacked(R) Bonds & Futures Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.78%)		(12.33%)
Return Stacked(R) Bonds & Merger Arbitrage ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%	7.17%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	37.50%
S&P Composite 1500 TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%				22.25%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	16.35%			18.85%		21.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%		3.57%				3.98%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.67%	4.86%